VALUATION ALLOWANCES	12 Months Ended
Mar. 31, 2017
Valuation and Qualifying Accounts [Abstract]
VALUATION ALLOWANCES

6. VALUATION ALLOWANCES

Changes in valuation allowances for the years ended March 31, 2015, 2016, and 2017 are as follows:

	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2015:
Allowance for doubtful accounts	¥4,623	¥605	¥(147)	¥(718)	¥4,363
Allowance for sales returns	2,956	6,099	411	(6,115)	3,351

Total	¥7,579	¥6,704	¥264	¥(6,833)	¥7,714

For the year ended March 31, 2016:
Allowance for doubtful accounts	¥4,363	¥1,015	¥(574)	¥(587)	¥4,217
Allowance for sales returns	3,351	6,686	(139)	(6,608)	3,290

Total	¥7,714	¥7,701	¥(713)	¥(7,195)	¥7,507

For the year ended March 31, 2017:
Allowance for doubtful accounts	¥4,217	¥936	¥(449)	¥(585)	¥4,119
Allowance for sales returns	3,290	4,842	(7)	(4,740)	3,385

Total	¥7,507	¥5,778	¥(456)	¥(5,325)	¥7,504

*	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

The location of valuation allowances in the consolidated balance sheets at March 31, 2016 and 2017 are as follows:

	March 31, 2016	March 31, 2017
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥5,278	¥5,593

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	130	103
Other long-term investments	34	13
Other assets	2,065	1,795

Subtotal	2,229	1,911

Total	¥7,507	¥7,504